Taxation Paid (Tables)	12 Months Ended
Feb. 28, 2025
Taxation Paid [Abstract]
Schedule of Taxation Paid
	Year ended February 28/29
Figures in Rand thousands	2025	2024	2023

Balance payable at beginning of the year	(64,661)	(47,369)	(32,100)
Current tax for the year recognized in profit or loss	(322,715)	(318,054)	(268,069)
Translation adjustments	4,524	(1,195)	(3,821)
Balance payable at end of the year	44,417	64,661	47,369
Taxation paid during the year	(338,435)	(301,957)	(256,621)